Capital management and fair values of financial instruments - Reconciliation of Level 3 fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		R$ 87,318
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	R$ 109,682
Other assets [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	109,682	R$ 87,318
Total gain or losses of other financial assets at fair value through profit or loss	R$ 22,364